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                                                                    THE HARTFORD

February 19, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
    Separate Account Seven ("Registrant")
    File No. 333-148564
    Post-Effective Amendment No. 20

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4.

If you have any questions concerning this filing, please call me at
(860) 843-8335.

Very truly yours,

/s/ Lisa Proch
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Lisa Proch
Assistant General Counsel

Enclosure